Equity-Based Compensation - Equity-based compensation expense (Details) - Vacasa Holdings LLC - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Equity-Based Compensation Expense
Total unit-based compensation expense	$ 2,272	$ 1,182	$ 5,273	$ 1,872	$ 69	$ 3,349
Operations and support Expense
Equity-Based Compensation Expense
Total unit-based compensation expense	24	224	86	224		252
Technology and development
Equity-Based Compensation Expense
Total unit-based compensation expense	167	407	489	407		641
Sales and marketing
Equity-Based Compensation Expense
Total unit-based compensation expense	393	98	1,047	98		372
General and administrative
Equity-Based Compensation Expense
Total unit-based compensation expense	$ 1,688	$ 453	$ 3,651	$ 1,143	$ 69	$ 2,084